Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 316	$ 442
Foreign currency translation - net investment hedge	(67)	0
Foreign currency translation - other	(9)	(3)
Separation-related pension adjustment	3	0
Changes in pension estimate	3	0
Comprehensive Income	$ 246	$ 439